Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Statements Of Operations
REVENUES	$ 1,986	$ 1,223	$ 4,712	$ 4,228	$ 4,949	$ 3,411
COST OF REVENUES	801	561	2,340	2,377	2,696	2,291
GROSS PROFIT	1,185	662	2,372	1,851	2,253	1,120
OPERATING EXPENSES:
Research and development	547	196	1,640	969	1,338	1,330
Selling and marketing	302	279	1,347	916	1,236	1,040
General and administrative	2,486	904	4,877	2,016	2,898	1,467
Total operating expenses	3,335	1,379	7,864	3,901	5,472	3,837
LOSS FROM OPERATIONS	(2,150)	(717)	(5,492)	(2,050)	(3,219)	(2,717)
FINANCIAL EXPENSES, net	108	121	895	150	154	(40)
LOSS BEFORE TAX EXPENSES	(2,258)	(838)	(6,387)	(2,200)	(3,373)	(2,677)
TAX EXPENSES	25	9	45	39	47	47
NET LOSS	$ (2,283)	$ (847)	$ (6,432)	$ (2,239)	$ (3,420)	$ (2,724)
NET LOSS PER SHARE - basic and diluted	$ (0.04)	$ (0.02)	$ (0.11)	$ (0.05)	$ (0.07)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	64,300,685	49,490,460	59,667,655	49,072,828	49,234,528	47,658,853